UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  May 8, 2000

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          39

Form 13F Information Table Value Total:          $301,585



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AT & T Corporation             COM              001957109    11061   196417 SH
     SOLE                    31169            165248
Alcoa Inc.                     COM              013817101     8857   126075 SH
     SOLE                    20035            106040
BankAmerica Corp.              COM              060505104     7065   134735 SH
     SOLE                    21420            113315
Barrick Gold                   COM              067901108     6589   420010 SH
     SOLE                    61600            358410
Bell Atlantic                  COM              077853109     6554   107225 SH
     SOLE                    17585             89640
Bellsouth Corp                 COM              079860102     2674    57040 SH
     SOLE                     8400             48640
Boeing                         COM              097023105     6751   178535 SH
     SOLE                    28370            150165
Champion International Corp.   COM              158525105     7251   136165 SH
     SOLE                    21640            114525
Chase Manhattan Bank           COM              16161A108     9696   111205 SH
     SOLE                    17675             93530
Chevron                        COM              166751107     9141    98885 SH
     SOLE                    15725             83160
Cigna                          COM              125509109     9092   120030 SH
     SOLE                    19190            100840
Citigroup                      COM              172967101    12542   209465 SH
     SOLE                    33275            176190
Compaq                         COM              204493100     9594   355335 SH
     SOLE                    56500            298835
Conagra Inc                    COM              205887102     6025   332440 SH
     SOLE                    52865            279575
DuPont                         COM              263534109     6786   128195 SH
     SOLE                    20370            107825
Eastman Kodak                  COM              277461109     6707   123495 SH
     SOLE                    19645            103850
Emerson Electric               COM              291011104     7115   133925 SH
     SOLE                    21305            112620
Exxon Mobil Corp               COM              30231G102    13714   175960 SH
     SOLE                    28455            147505
Federal National Mtg. Assn.    COM              313586109     2625    46415 SH
     SOLE                     8000             38415
FleetBoston  Financial Corpora COM              339030108     7899   216405 SH
     SOLE                    34410            181995
Ford                           COM              345370100     7579   164990 SH
     SOLE                    27005            137985
Heinz H J Co                   COM              423074103     6168   176870 SH
     SOLE                    28210            148660
Honeywell International, Inc.  COM              438516106     7699   146125 SH
     SOLE                    23260            122865
Household International        COM              441815107     7178   192370 SH
     SOLE                    30515            161855
Interntl Paper                 COM              460146103     7045   164795 SH
     SOLE                    26230            138565
Kerr-McGee Corp.               COM              492386107     8035   139135 SH
     SOLE                    22115            117020
Kimberly-Clark Corp.           COM              494368103     7418   132320 SH
     SOLE                    21015            111305
Occidental Petroleum           COM              674599105     8966   432110 SH
     SOLE                    68785            363325
PPG Industries Inc.            COM              693506107     6768   129385 SH
     SOLE                    20530            108855
Phelps Dodge Corporation       COM              717265102     6650   140375 SH
     SOLE                    22320            118055
Phillips Petroleum             COM              718507106     7935   171565 SH
     SOLE                    27260            144305
Schlumberger Ltd.              COM              806857108    10349   135280 SH
     SOLE                    21505            113775
St. Paul Company               COM              792860108     9206   269780 SH
     SOLE                    42895            226885
Texaco                         COM              881694103     8038   149535 SH
     SOLE                    23760            125775
Transocean Sedco Forex         COM              G90078109    12260   238926 SH
     SOLE                    38019            200907
UNOCAL                         COM              915289102     6981   234655 SH
     SOLE                    37225            197430
Union Pacific                  COM              907818108     6400   163570 SH
     SOLE                    25930            137640
Washington Mutual              COM              939322103     4827   182165 SH
     SOLE                    28960            153205
Wells Fargo & Co.              COM              949746101     4345   106620 SH
     SOLE                    16970             89650